Disaggregated revenue - Contract asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue From Contracts With Customers [Abstract]
Beginning balance	$ 2,801	$ 1,303	$ 2,801	$ 1,303	$ 618
Contract acquisition costs	2,519	1,084
Amortization expense	(1,021)	(399)
Ending balance	2,801	1,303
Current			1,345	605
Non-current			1,456	698
Contract assets	$ 2,801	$ 1,303	$ 2,801	$ 1,303	$ 618